Consolidated Statements of Equity and Comprehensive Income (USD $) In Thousands, unless otherwise specified	Total	Redeemable Noncontrolling Interests	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Retained Earnings	Noncontrolling Interests
Beginning Balance at Dec. 31, 2008	$ 1,000,850		$ 20,036	$ 126,889	$ (6,627)	$ (69,641)	$ 920,292	$ 9,901
Beginning Balance (in shares) at Dec. 31, 2008			200,354
Comprehensive income:
Net income	219,176						215,213	3,963
Other comprehensive (loss) income (OCI), net of tax (Note 18):
Foreign currency translation	12,162				12,145			17
Change in accumulated OCI related to postretirement healthcare plans	155				155
Other comprehensive income	12,317
Comprehensive income	231,493
Common stock issued from treasury shares for exercise of stock options (Note 16)	2			(17)		19
Common stock issued for nonvested awards (Note 16) (in shares)			506
Common stock issued for nonvested awards (Note 16)			50	(50)
Share-based compensation (Note 16)	16,225			16,225
Cash dividends declared ($0.31 in 2011, $0.28 in 2010 and $0.28 in 2009 per share)	(55,255)						(55,255)
Purchase of treasury shares (Note 17)	(328)					(328)
Subsidiary dividends paid to noncontrolling interests	(235)							(235)
Tax (shortfalls) benefits associated with share based payment arrangements	(3,305)			(3,305)
Ending Balance at Dec. 31, 2009	1,189,447		20,086	139,742	5,673	(69,950)	1,080,250	13,646
Ending Balance (in shares) at Dec. 31, 2009			200,860
Comprehensive income:
Net income	196,499	9,122					193,947	2,552
Other comprehensive (loss) income (OCI), net of tax (Note 18):
Foreign currency translation	(6,796)				(7,529)			733
Change in accumulated OCI related to postretirement healthcare plans	(729)				(729)
Other comprehensive income	(7,525)
Comprehensive income	188,974
Common stock issued from treasury shares for exercise of stock options (Note 16)	543			(186)		729
Common stock issued for nonvested awards (Note 16) (in shares)			466
Common stock issued for nonvested awards (Note 16)			47	(47)
Share-based compensation (Note 16)	15,796			15,796
Cash dividends declared ($0.31 in 2011, $0.28 in 2010 and $0.28 in 2009 per share)	(54,894)						(54,894)
Purchase of treasury shares (Note 17)	(46,228)					(46,228)
Fair value of non-controlling interest in TMS	(34,659)	145,659		(34,659)
Subsidiary dividends paid to noncontrolling interests	(250)	(8,781)						(250)
Tax (shortfalls) benefits associated with share based payment arrangements	(924)			(924)
Ending Balance at Dec. 31, 2010	1,257,805	146,000	20,133	119,722	(2,585)	(115,449)	1,219,303	16,681
Ending Balance (in shares) at Dec. 31, 2010			201,326
Comprehensive income:
Net income	224,026	(1,364)					220,559	3,467
Other comprehensive (loss) income (OCI), net of tax (Note 18):
Foreign currency translation	1,659				1,056			603
Change in accumulated OCI related to postretirement healthcare plans	1,056				1,056
Other comprehensive income	2,715
Comprehensive income	226,741
Common stock issued from treasury shares for exercise of stock options (Note 16)	8,065			(3,450)		11,515
Common stock issued for nonvested awards (Note 16) (in shares)			534
Common stock issued for nonvested awards (Note 16)			53	(53)
Common stock issued from treasury shares for nonvested awards (Note 16)				(172)		172
Share-based compensation (Note 16)	16,513			16,513
Cash dividends declared ($0.31 in 2011, $0.28 in 2010 and $0.28 in 2009 per share)	(59,228)						(59,228)
Purchase of treasury shares (Note 17)	(121,272)					(121,272)
Fair value of non-controlling interest in TMS	(6,828)	29,414		(6,828)
Redemption of redeemable noncontrolling interests		(174,050)
Subsidiary dividends paid to noncontrolling interests	(433)							(433)
Subsidiary repurchase of noncontrolling interests	(493)			77	28			(598)
Tax (shortfalls) benefits associated with share based payment arrangements	139			139
Ending Balance at Dec. 31, 2011	$ 1,321,009		$ 20,186	$ 125,948	$ (445)	$ (225,034)	$ 1,380,634	$ 19,720
Ending Balance (in shares) at Dec. 31, 2011			201,860